Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001840439
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	Biomea Fusion, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40335
Entity Tax Identification Number	82-2520134
Entity Address, Address Line One	1599 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	980-9099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	BMEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false